Fair Value Measurements - Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants (Details) - Level 3 [Member]	Jun. 30, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Exercise price [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	400.00			400
Exercise price [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	703.6		703.2	703.2
Exercise price [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	460	460	460	460
Share price [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	10.4			49.2
Share price [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	10.4		38.4	49.2
Share price [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	10.4	39.6	38.4	49.2
Volatility [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	99.24			40.65
Volatility [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	99.24			40.65
Volatility [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	99.24	106.26		40.65
Expected life [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.45			2.95
Expected life [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	0.75		1	1
Expected life [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	1.45	1.91	4.95	5.95
Risk-free rate [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	3.96			4.01
Risk-free rate [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	3.96		4.16	4.01
Risk-free rate [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements	3.96	2.06	4.38	4.01
Dividend yield [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | Preferred Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements
Dividend yield [Member] | Common Share Warrant [Member]
Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants [Line Items]
Fair value measurements